SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available.

The Company had the following material events subsequent to June 30, 2019:

On July 23, 2019, the Company closed the transactions described below with Odyssey Research and Trading, LLC, a Utah limited liability company (“Odyssey”).

Securities Purchase Agreement, Secured Promissory Notes and Security Agreement

On July 23, 2019, the Company executed the following agreements with Odyssey: (i) Securities Purchase Agreement; (ii) Secured Promissory Notes; and (iii) Security Agreement (collectively the “Odyssey Agreements”). The Company entered into the Odyssey Agreements with the intent to acquire working capital to grow the Company’s businesses.

The total amount of funding under the Odyssey Agreements is $1,105,000. The Convertible Promissory Note carries an original issue discount of $100,000 and a transaction expense amount of $5,000, for total debt of $1,105,000. The Company agreed to reserve three times the number of shares based on the redemption value with a minimum of 500 million shares of its common stock for issuance upon conversion of the Debt, if that occurs in the future. If not converted sooner, the Debt is due on or before July 22, 2020. The Debt carries an interest rate of ten percent (10%). The Debt is convertible, at Odyssey’s option, into the Company’s common stock at $0.010 per share subject to adjustment as provided for in the Secured Promissory Notes.

The Company’s obligation to pay the Debt, or any portion thereof, is secured by all of the Company’s assets.

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available.

There were the material events subsequent to December 31, 2018:

Transactions with CANX, LLC

On February 15, 2019, the Company entered into a Termination of Existing Agreements and Release with CANX USA, LLC, a Nevada limited liability company. Pursuant to the Agreement, the Parties agreed to terminate, release and discharge all existing and further rights and obligations between the Parties under, arising out of, or in any way related to that certain Waiver and Modification Agreement and Amended and Restated Joint Venture Agreement made as of July 10, 2014, and any ancillary agreements or instruments thereto, including, but not limited to, the Warrants issued to CANX entitling CANX to purchase 540,000,000 shares of the Company’s common stock at an exercise price of $0.033.

In exchange for the Agreement and cancellation of the CANX Agreements and Warrants, the Company agreed to issue $1,000,000 of restricted common stock priced at the February 7, 2019 closing price of $0.008, or 125,000,000 restricted common stock shares.

Repayment of Securities Purchase Agreement, Secured Promissory Notes and Security Agreement with Iliad

On January 17, 2019, the Company repaid $650,000 to Iliad due under the October 15, 2018 funding transaction with Iliad.

Trading on Pink Sheet Stock Systems

As of March 4, 2019, the Company began to trade on the Pink Sheet stocks system. The Company’s bid price had closed below $0.01 for more than 30 consecutive calendar days.